John Hancock
Equity Income Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Shares	Value
Common stocks 97.4%		$2,255,392,643
(Cost $1,439,242,015)
Communication services 5.0%		116,596,166
Diversified telecommunication services 0.5%
AT&T, Inc.	253,990	7,474,926
Verizon Communications, Inc.	89,622	5,062,747
Entertainment 0.8%
The Walt Disney Company (A)	108,797	19,436,584
Media 3.7%
Comcast Corp., Class A	669,498	38,389,015
Fox Corp., Class B	446,026	16,181,823
News Corp., Class A	1,113,415	30,051,071
Consumer discretionary 4.5%		103,666,284
Automobiles 1.4%
General Motors Company (A)	60,507	3,588,670
Volkswagen AG, ADR (B)	1,078,949	29,606,361
Hotels, restaurants and leisure 1.1%
Las Vegas Sands Corp. (A)	384,083	22,180,793
McDonald's Corp.	17,990	4,207,681
Leisure products 0.7%
Mattel, Inc. (A)(B)	731,155	15,507,798
Multiline retail 0.8%
Kohl's Corp.	318,630	17,680,779
Specialty retail 0.5%
The TJX Companies, Inc.	161,300	10,894,202
Consumer staples 6.9%		159,611,419
Beverages 0.5%
The Coca-Cola Company	222,374	12,295,058
Food and staples retailing 0.4%
Walmart, Inc.	69,647	9,891,963
Food products 3.3%
Bunge, Ltd.	72,930	6,331,783
Conagra Brands, Inc.	720,300	27,443,430
Mondelez International, Inc., Class A	17,026	1,081,662
Tyson Foods, Inc., Class A	503,063	39,993,509
Household products 1.0%
Kimberly-Clark Corp.	180,563	23,586,945
Tobacco 1.7%
Altria Group, Inc.	156,481	7,701,995
Philip Morris International, Inc.	324,433	31,285,074
Energy 6.4%		148,019,926
Energy equipment and services 0.5%
Halliburton Company	485,187	10,892,448
Oil, gas and consumable fuels 5.9%
Chevron Corp.	54,682	5,675,445
ConocoPhillips	49,200	2,742,408
Enbridge, Inc.	68,767	2,646,154
EOG Resources, Inc.	301,580	24,228,937
Exxon Mobil Corp.	323,497	18,882,520
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	59,952	$5,025,177
Occidental Petroleum Corp.	142,163	3,690,551
Targa Resources Corp.	245,357	9,534,573
TC Energy Corp.	354,955	18,124,002
TOTAL SE, ADR	997,595	46,577,711
Financials 23.4%		541,072,125
Banks 8.5%
Bank of America Corp.	223,555	9,476,496
Citizens Financial Group, Inc.	207,800	10,369,220
Fifth Third Bancorp	917,447	38,661,217
Huntington Bancshares, Inc.	326,900	5,184,634
JPMorgan Chase & Co.	128,250	21,063,780
The PNC Financial Services Group, Inc.	122,850	23,916,438
Wells Fargo & Company	1,878,125	87,745,998
Capital markets 5.2%
Franklin Resources, Inc.	187,849	6,426,314
Morgan Stanley	437,296	39,772,071
Raymond James Financial, Inc.	103,655	13,743,616
State Street Corp.	201,281	17,507,421
The Bank of New York Mellon Corp.	253,984	13,227,487
The Charles Schwab Corp.	156,620	11,566,387
The Goldman Sachs Group, Inc.	50,797	18,897,500
Diversified financial services 1.1%
Equitable Holdings, Inc.	812,855	25,808,148
Insurance 8.6%
American International Group, Inc.	988,061	52,209,143
Chubb, Ltd.	256,946	43,678,251
Loews Corp.	640,226	37,376,394
Marsh & McLennan Companies, Inc.	46,872	6,484,741
MetLife, Inc.	794,301	51,915,513
The Hartford Financial Services Group, Inc.	80,400	5,254,140
Willis Towers Watson PLC	3,012	787,216
Health care 12.1%		279,197,121
Biotechnology 2.2%
AbbVie, Inc.	323,498	36,619,974
Biogen, Inc. (A)	22,112	5,914,518
Gilead Sciences, Inc.	120,136	7,942,191
Health care equipment and supplies 3.3%
Becton, Dickinson and Company	131,634	31,840,948
Medtronic PLC	274,994	34,811,490
Zimmer Biomet Holdings, Inc.	59,877	10,079,095
Health care providers and services 3.0%
Anthem, Inc.	111,050	44,222,331
CVS Health Corp.	300,493	25,974,615
Pharmaceuticals 3.6%
AstraZeneca PLC, ADR (B)	98,900	5,614,553
GlaxoSmithKline PLC	202,791	3,867,998
GlaxoSmithKline PLC, ADR	17,352	672,737
Johnson & Johnson	163,279	27,634,971
Merck & Company, Inc.	97,400	7,391,686
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	512,198	$19,837,429
Sanofi, ADR	313,917	16,772,585
Industrials 12.6%		293,051,610
Aerospace and defense 2.7%
Airbus SE, ADR (A)	38,300	1,252,410
L3Harris Technologies, Inc.	160,649	35,031,121
The Boeing Company (A)	104,830	25,895,107
Air freight and logistics 2.6%
United Parcel Service, Inc., Class B	277,286	59,505,576
Airlines 0.4%
Alaska Air Group, Inc. (A)	46,279	3,202,507
Southwest Airlines Company (A)	91,700	5,635,882
Building products 0.0%
Johnson Controls International PLC	22,560	1,501,142
Commercial services and supplies 0.7%
Stericycle, Inc. (A)	213,172	16,746,792
Electrical equipment 0.2%
Emerson Electric Company	54,539	5,218,837
Industrial conglomerates 3.3%
3M Company	19,000	3,857,760
General Electric Company	4,853,080	68,234,305
Siemens AG, ADR	43,821	3,595,951
Machinery 1.9%
Caterpillar, Inc.	60,381	14,556,651
Cummins, Inc.	9,200	2,366,976
Flowserve Corp.	60,485	2,563,959
PACCAR, Inc.	91,605	8,387,354
Snap-on, Inc.	67,555	17,200,854
Professional services 0.8%
Nielsen Holdings PLC	672,489	18,298,426
Information technology 8.6%		198,757,349
Communications equipment 1.0%
Cisco Systems, Inc.	460,259	24,347,701
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	49,883	6,768,125
Semiconductors and semiconductor equipment 5.3%
Applied Materials, Inc.	250,021	34,535,401
NXP Semiconductors NV	46,904	9,916,444
QUALCOMM, Inc.	393,555	52,948,890
Texas Instruments, Inc.	129,536	24,588,524
Software 2.0%
Citrix Systems, Inc.	142,300	16,358,808
Microsoft Corp.	117,324	29,293,456
Materials 6.3%		146,856,461
Chemicals 4.4%
Akzo Nobel NV	65,834	8,405,313
CF Industries Holdings, Inc.	800,968	42,587,469
DuPont de Nemours, Inc.	300,190	25,393,072
International Flavors & Fragrances, Inc.	160,096	22,680,800
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
PPG Industries, Inc.	23,704	$4,260,083
Containers and packaging 1.9%
International Paper Company	689,853	43,529,724
Real estate 4.4%		102,683,617
Equity real estate investment trusts 4.4%
CyrusOne, Inc.	36,800	2,714,000
Equity Residential	399,797	30,964,278
Rayonier, Inc.	489,005	18,675,101
SL Green Realty Corp.	73,521	5,824,334
Welltower, Inc.	86,246	6,448,613
Weyerhaeuser Company	1,002,563	38,057,291
Utilities 7.2%		165,880,565
Electric utilities 3.8%
Edison International	196,609	10,984,545
Entergy Corp.	62,200	6,547,172
NextEra Energy, Inc.	170,417	12,477,933
The Southern Company	883,264	56,458,235
Multi-utilities 3.4%
Ameren Corp.	186,132	15,672,314
NiSource, Inc.	1,182,229	30,146,840

Sempra Energy	247,941	33,593,526
Preferred securities 1.5%		$34,349,210
(Cost $32,838,231)
Health care 0.4%		8,497,313
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000% (B)	155,914	8,497,313
Utilities 1.1%		25,851,897
Electric utilities 0.7%
NextEra Energy, Inc., 5.279%	140,565	6,727,441
The Southern Company, 6.750%	174,337	9,041,117
Multi-utilities 0.4%
NiSource, Inc., 7.750%	64,083	6,820,354
Sempra Energy, 6.750%	31,177	3,262,985

	Yield (%)	Shares	Value
Short-term investments 1.6%			$36,830,070
(Cost $36,829,280)
Short-term funds 1.6%			36,830,070
John Hancock Collateral Trust (C)	0.0241(D)	1,697,357	16,982,224
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(D)	1,668,427	1,668,427
T. Rowe Price Government Reserve Fund	0.0128(D)	18,179,419	18,179,419

Total investments (Cost $1,508,909,526) 100.5%	$2,326,571,923
Other assets and liabilities, net (0.5%)	(11,877,862)
Total net assets 100.0%	$2,314,694,061

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $16,399,048.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-21.
The fund had the following country composition as a percentage of net assets on 5-31-21:
United States	89.9%
France	2.8%
Switzerland	2.2%
Ireland	1.5%
Germany	1.4%
Other countries	2.2%
TOTAL	100.0%
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$116,596,166	$116,596,166	—	—
Consumer discretionary	103,666,284	103,666,284	—	—
Consumer staples	159,611,419	159,611,419	—	—
Energy	148,019,926	148,019,926	—	—
Financials	541,072,125	541,072,125	—	—
Health care	279,197,121	275,329,123	$3,867,998	—
Industrials	293,051,610	293,051,610	—	—
Information technology	198,757,349	198,757,349	—	—
Materials	146,856,461	138,451,148	8,405,313	—
Real estate	102,683,617	102,683,617	—	—
Utilities	165,880,565	165,880,565	—	—
Preferred securities	34,349,210	34,349,210	—	—
Short-term investments	36,830,070	36,830,070	—	—
Total investments in securities	$2,326,571,923	$2,314,298,612	$12,273,311	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,697,357	$44,936,717	$114,018,146	$(141,963,309)	$9,489	$(18,819)	$64,202	—	$16,982,224
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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